OTHER CURRENT ASSETS (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Prepayments	€ 45	€ 63
VAT receivables	273	218
Miscellaneous receivables	124	81
Assets held for sale	10	10
Total other current assets	452	372
Spanish Tax Authority
Disclosure of geographical areas [line items]
VAT receivables	€ 235	€ 179